UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1806

Waddell & Reed Advisors Vanguard Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Vanguard Fund
March 31, 2008

COMMON STOCKS	Shares	Value

Aircraft – 4.55%
Raytheon Company	586,600	$37,900,226
United Technologies Corporation	560,600	38,580,492
		76,480,718
Beverages – 4.46%
Coca–Cola Company (The)	956,700	58,234,329
PepsiCo, Inc.	232,000	16,750,400
		74,984,729
Capital Equipment – 7.14%
Deere & Company	979,800	78,815,112
Joy Global Inc.	325,900	21,217,719
Manitowoc Company, Inc. (The)	491,600	20,057,280
		120,090,111
Chemicals –– Petroleum and Inorganic – 4.47%
Monsanto Company	674,800	75,240,200

Communications Equipment – 6.56%
Cisco Systems, Inc.*	1,324,900	31,936,715
Nokia Corporation, Series A, ADR	1,886,900	60,060,027
QUALCOMM Incorporated	450,000	18,443,250
		110,439,992
Computers –– Main and Mini – 4.18%
Hewlett–Packard Company	1,538,600	70,252,476

Computers –– Micro – 2.97%
Apple Inc.*	348,700	50,045,424

Computers –– Peripherals – 1.35%
Adobe Systems Incorporated*	491,000	17,459,960
Electronic Arts Inc.*	105,100	5,244,490
		22,704,450
Consumer Electronics – 2.23%
Research In Motion Limited*	334,900	37,592,525

Defense – 3.17%
General Dynamics Corporation	640,100	53,365,137

Electrical Equipment – 3.15%
Emerson Electric Co.	1,030,000	53,003,800

Electronic Components – 1.28%
Microchip Technology Incorporated	655,755	21,479,255

Electronic Instruments – 1.39%
Thermo Fisher Scientific Inc.*	411,600	23,395,344

Health Care –– Drugs – 15.69%
Abbott Laboratories	1,401,300	77,281,695
Alcon, Inc.	196,500	27,952,125
Allergan, Inc.	366,000	20,638,740
Genentech, Inc.*	614,700	49,901,346
Gilead Sciences, Inc.*	1,710,900	88,137,014
		263,910,920
Health Care –– General – 3.14%
Baxter International Inc.	494,300	28,580,426
Zimmer Holdings, Inc.*	310,200	24,152,172
		52,732,598
Hospital Supply and Management – 1.22%
Stryker Corporation	314,100	20,432,205

Hotels and Gaming – 4.03%
International Game Technology	824,300	33,145,103
Las Vegas Sands, Inc.*	470,156	34,622,288
		67,767,391
Household –– General Products – 5.26%
Colgate–Palmolive Company	1,136,800	88,568,088

Insurance –– Life – 3.29%
Aflac Incorporated	853,200	55,415,340

Petroleum –– Services – 6.19%
Schlumberger Limited	433,700	37,731,900
Smith International, Inc.	1,034,954	66,475,095
		104,206,995
Restaurants – 2.12%
McDonald's Corporation	313,100	17,461,587
YUM! Brands, Inc.	488,900	18,191,969
		35,653,556
Retail –– General Merchandise – 0.65%
Kohl's Corporation*	255,800	10,971,262

Security and Commodity Brokers – 7.73%
CME Group Inc.	137,800	64,641,980
Goldman Sachs Group, Inc. (The)	140,000	23,154,600
MasterCard Incorporated, Class A	189,800	42,323,502
		130,120,082
Timesharing and Software – 0.30%
Google Inc., Class A*	11,300	4,983,470

TOTAL COMMON STOCKS – 96.52%		$1,623,836,068

(Cost: $1,266,472,975)

	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Aluminum – 0.24%
Alcoa Incorporated,
2.92%, 4–29–08	$ 4,000	3,990,916

Apparel – 0.59%
NIKE, Inc.,
2.28%, 4–11–08	10,000	9,993,667

Beverages – 1.25%
Coca–Cola Company (The):
2.25%, 4–8–08	8,500	8,496,281
2.2%, 4–18–08	10,000	9,989,611
PepsiCo, Inc.,
2.16%, 4–30–08	2,500	2,495,650
		20,981,542
Finance Companies – 0.63%
Avon Capital Corp.,
2.47%, 4–2–08	5,000	4,999,657
Prudential Funding LLC,
2.25%, 4–28–08	5,000	4,991,562
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc),
2.245%, 4–1–08	629	629,000
		10,620,219
Retail –– Food Stores – 0.18%
Walgreen Co.,
2.32%, 4–4–08	3,000	2,999,420

Utilities –– Electric – 0.29%
Wisconsin Electric Power Co.,
2.5%, 4–24–08	5,000	4,992,014

Utilities –– Gas and Pipeline – 0.30%
Michigan Consolidated Gas Co.,
3.25%, 4–3–08	5,000	4,999,097

TOTAL SHORT–TERM SECURITIES – 3.48%		$58,576,875

(Cost: $58,576,875)

TOTAL INVESTMENT SECURITIES – 100.00%		$1,682,412,943

(Cost: $1,325,049,850)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Vanguard Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 29, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 29, 2008